Segmented Information - Reconciliation of Fund Flows from Operations to Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Segments [Abstract]
Funds flow from operations	$ 55,592	$ (8,361)
Depletion, depreciation and amortization	(40,036)	(29,177)
Accretion	(256)	0
Deferred lease inducement	91	95
Impairment of exploration and evaluation assets	(79,025)	(33,426)
Stock-based compensation	(1,478)	(2,418)
Finance costs	(6,233)	(6,068)
Income tax expense	(21,819)	(12,446)
Loss on financial instruments	(8,121)	(7,027)
Unrealized (gain) loss on foreign currency translation	35	(4,292)
Asset retirement obligations settled	695	0
Income taxes paid	21,819	15,455
NET LOSS FOR THE YEAR	$ (78,736)	$ (87,665)